Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Schedule of property, plant and equipment

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassi- fications	Disposals	2020

Land	63,992	(3,542)	(352)	8,175	1,592	(283)	69,582
Buildings and improvements	3,644,437	(298,571)	(13,130)	58,302	280,716	(58,582)	3,613,172
Machinery and equipment	5,139,656	(323,731)	(9,615)	528,280	96,267	(197,855)	5,233,002
Construction in progress	509,282	(29,668)	2,928	333,082	(337,758)	(6,388)	471,478
Property, plant and equipment	9,357,367	(655,512)	(20,169)	927,839	40,817	(263,108)	9,387,234

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassi- fications	Disposals	2019

Land	58,887	802	2,824	466	3,153	(2,140)	63,992
Buildings and improvements	3,311,704	65,782	10,648	43,560	296,276	(83,533)	3,644,437
Machinery and equipment	4,541,906	59,529	86,743	569,352	127,613	(245,487)	5,139,656
Machinery, equipment and rental equipment under capitalized leases	89,734	2,151	—	—	(91,885)	—	—
Construction in progress	505,168	7,692	(1,167)	368,577	(366,895)	(4,093)	509,282
Property, plant and equipment	8,507,399	135,956	99,048	981,955	(31,738)	(335,253)	9,357,367

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassi- fications	Disposals	2020

Land	1,332	(15)	—	—	—	—	1,317
Buildings and improvements	2,052,820	(170,668)	(7,122)	260,450	1,146	(38,607)	2,098,019
Machinery and equipment	3,112,934	(185,612)	(16,657)	477,751	11,484	(168,866)	3,231,034
Construction in progress	—	—	—	—	—	—	—
Property, plant and equipment	5,167,086	(356,295)	(23,779)	738,201	12,630	(207,473)	5,330,370

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassi- fications	Disposals	2019

Land	1,295	19	—	20	—	(2)	1,332
Buildings and improvements	1,818,053	32,818	(8,312)	255,683	8,805	(54,227)	2,052,820
Machinery and equipment	2,798,709	34,291	(7,023)	461,947	24,591	(199,581)	3,112,934
Machinery, equipment and rental equipment under capitalized leases	53,332	1,334	—	—	(54,666)	—	—
Construction in progress	—	—	—	—	—	—	—
Property, plant and equipment	4,671,389	68,462	(15,335)	717,650	(21,270)	(253,810)	5,167,086

Book value

in € THOUS

	December 31,	December 31,
	2020	2019

Land	68,265	62,660
Buildings and improvements	1,515,153	1,591,617
Machinery and equipment	2,001,968	2,026,722
Construction in progress	471,478	509,282
Property, plant and equipment	4,056,864	4,190,281

Hyperinflationary economies
Property, plant and equipment
Schedule of property, plant and equipment

Effect of hyperinflation

in € THOUS

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2020

Land	2,784	—	2,784
Buildings and improvements	25,970	9,587	16,383
Machinery and equipment	43,041	27,322	15,719
Construction in progress	1,402	—	1,402
Property, plant and equipment	73,197	36,909	36,288

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2019

Land	2,307	—	2,307
Buildings and improvements	20,652	7,802	12,850
Machinery and equipment	33,237	21,470	11,767
Construction in progress	1,108	—	1,108
Property, plant and equipment	57,304	29,272	28,032